As filed with the Securities and Exchange Commission on June 20, 2014
1933 Act File No. 333-195214
1940 Act File No. 811-22958

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 5
Post-Effective Amendment No. [   ]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 5

Duff & Phelps Select Energy MLP Fund Inc.
(Exact Name of Registrant as Specified in Charter)
100 Pearl Street, 7th Floor, Hartford, Connecticut 06103
(Address of Principal Executive Offices)
(866) 270-7598
(Registrant’s Telephone Number)
George R. Aylward
Virtus Investment Partners, Inc.
100 Pearl Street, 9th Floor
Hartford, Connecticut 06103
(Name and Address of Agent for Service)

Copies to:

William Renahan, Esq. Virtus Investment Partners, Inc. 100 Pearl Street, 7th Floor Hartford, CT 06103 (860) 263-4799	Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017 (212) 455-3575	David Wohl, Esq. Weil, Gotshal & Manges LLP 767 Fifth Avenue New York, New York 10153 (212) 310-8933

Approximate Date of Proposed Public Offering:   As soon as practicable after the effective date of this Registration Statement.
If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box   ☐
It is proposed that this filing will become effective (check appropriate box):
☐   when declared effective pursuant to Section 8(c).
CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Common Stock, $0.001 par value	50,000 shares	$20.00	$1,000,000	$128.80(2)

(1)
  Estimated solely for purpose of calculating the registration fee.
(2)
  Previously paid.
The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE
This Pre-Effective Amendment No. 5 to the Registration Statement on Form N-2 of Duff & Phelps Select Energy MLP Fund Inc. is being filed solely for the purpose of filing certain exhibits.

PART C—OTHER INFORMATION
Item 25.   Financial Statements and Exhibits
(1)
  Financial Statements
Included in Part A:
Not applicable.
Included in Part B:
Financial Statements(4)
(2)
  Exhibits
(a)(1)
  Articles of Incorporation (Charter)(1)
(a)(2)
  Articles of Amendment(2)
(b)
  Bylaws(1)
(c)
  Not applicable
(e)
  Form of Dividend Reinvestment Plan†
(f)
  Not applicable
(g)(1)
  Form of Investment Advisory Agreement†
(g)(2)
  Form of Subadvisory Agreement†
(h)(1)
  Form of Underwriting Agreement†
(h)(2)
  Form of Master Agreement Among Underwriters†
(h)(3)
  Form of Master Selected Dealers Agreement†
(h)(4)
  Form of Structuring and Syndication Fee Agreement with Morgan Stanley & Co. LLC†
(h)(5)
  Form of Structuring Fee Agreement with Wells Fargo Securities, LLC†
(i)
  Not applicable
(j)
  Form of Custody Agreement†
(k)(1)
  Form of Transfer Agency and Service Agreement†
(k)(2)
  Form of Administration Agreement†
(k)(3)
  Form of Sub-Administration Agreement†
(k)(4)
  Form of Accounting Services Agreement†
(l)(1)
  Opinion and Consent of Simpson Thacher & Bartlett LLP†
(l)(2)
  Opinion and Consent of Foley & Lardner LLP†
(m)
  Not applicable
(n)
  Consent of Independent Registered Public Accounting Firm(4)
(o)
  Not applicable
(p)
  Form of Subscription Agreement†
(q)
  Not applicable

(r)(1)
  Code of Ethics of the Fund†
(r)(2)
  Code of Ethics of Virtus Alternative Investment Advisers, Inc.†
(r)(3)
  Code of Ethics of Duff & Phelps Investment Management Co.†
(s)
  Power of Attorney(3)

†
  Filed herewith.
*
  To be filed by amendment.
(1)
  Filed on April 11, 2014 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-195214 and 811-22958) and incorporated by reference herein.
(2)
  Filed on May 15, 2014 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-195214 and 811-22958) and incorporated by reference herein.
(3)
  Filed on May 23, 2014 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-195214 and 811-22958) and incorporated by reference herein.
(4)
  Filed on May 28, 2014 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-195214 and 811-22958) and incorporated by reference herein.
Item 26.    Marketing Arrangements
See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters and Form of Standard Dealer Agreement filed as Exhibit (h)(1), Exhibit (h)(2) and Exhibit (h)(3), respectively, to this Registration Statement.
Item 27.   Other Expenses of Issuance and Distribution
The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC registration fees	$32,200*
Listing fees	30,000*
Financial Industry Regulatory Authority fees	30,500*
Printing and engraving expenses	225,000*
Accounting fees and expenses	22,000*
Legal fees and expenses	275,000*
Miscellaneous	515,000*
Total	$1,129,700*

Item 28.   Persons Controlled by or Under Common Control With Registrant
None.
Item 29.   Number of Holders of Securities

Title of Class	Number of Record Holders
Common Stock	1

Item 30.   Indemnification
Maryland law permits a corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages, except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and which is material to the cause of action. The Fund’s charter contains a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law.

Maryland law requires a corporation (unless its charter provides otherwise, which the Fund’s charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he is made a party by reason of his service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding unless it is established that:
•
  the act or omission was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty,
•
  the director or officer actually received an improper personal benefit in money, property or services or
•
  in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful.
A court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the prescribed standard of conduct is not met. However, indemnification for an adverse judgment in a suit by or in the right of the corporation, or for a judgment of liability on the basis that personal benefit was improperly received, is limited to expenses.
In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon receipt of (a) a written affirmation by the director or officer of his good faith belief that he has met the standard of conduct necessary for indemnification and (b) a written undertaking by him or on his behalf to repay the amount paid or reimbursed if it is ultimately determined that the standard of conduct was not met.
Under the Fund’s charter, the Fund has the power, to the maximum extent permitted by Maryland law but subject to the 1940 Act, to obligate itself to indemnify, and to pay or reimburse reasonable expenses in advance of final disposition of a proceeding, to (a) any individual who is a present or former director or officer of the Fund or (b) any individual who, while a director or officer of the Fund and at the request of the Fund, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or any other enterprise from and against any claim or liability to which such person may become subject or which such person may incur by reason of his status as a present or former director or officer of the Fund. The Fund’s charter also grants the Fund the power, with the approval of the Board of Directors, to provide such indemnification and advancement of expenses to a person who served a predecessor of the Fund in any of the capacities described in (a) or (b) above and to any employee or agent of the Fund or a predecessor of the Fund.
The Bylaws of the Fund obligate it to indemnify (i) its present and former directors and officers, whether serving or having served the Fund or at its request any other entity, to the fullest extent required or permitted by Maryland law in effect from time to time (as limited by the 1940 Act), including the advance of costs and expenses (including attorneys’ fees) under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to the extent authorized by the Board of Directors, the charter, or the bylaws and as permitted by law.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
The Fund, its directors and officers, the Fund’s investment adviser and persons affiliated with them are insured under policies of insurance maintained by the Fund and the adviser, within the limits and subject to the limitations of the policies, against certain expenses in connection with the defense of actions, suits or proceedings and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policies expressly exclude coverage for any director or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.
Section 8 of the Form of Underwriting Agreement, filed as Exhibit (h)(1) with Registrant’s Registration Statement on Form N-2 and incorporated by reference herein, provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their directors, certain of their officers, directors and persons who control them against certain liabilities in connection with the offering described therein, including liabilities under the federal securities laws.
Item 31.   Business and Other Connections of Investment Adviser
Neither VAIA nor DPIM nor any of their respective directors or executive officers, have at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its or his own account or in the capacity of director, officer, employee, partner or director, except as indicated in this Registration Statement.
Item 32.   Location of Accounts and Records
The accounts and records of the Registrant are maintained at the office of the Registrant at 100 Pearl Street, Hartford, Connecticut 06103.
Item 33.   Management Services
Not applicable.
Item 34.   Undertakings
1. The Registrant undertakes to suspend the offering of its Common Stock until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.
2. Not applicable.
3. Not applicable.
4. Not applicable.
5. The Registrant undertakes that:
a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective; and
b. for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

 SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut on the 20th day of June 2014.
DUFF & PHELPS SELECT ENERGY
MLP FUND INC.

By:	/s/ George R. Aylward
Director, Chief Executive Officer and President

Pursuant to the requirements of the 1933 Act, this amendment to the Registration Statement has been signed by the following person in the capacity and on the date indicated.

Signature	Title	Date
* George R. Aylward	Director, Chief Executive Officer and President (Principal Executive Officer)	June 20, 2014
/s/ W. Patrick Bradley W. Patrick Bradley	Treasurer (Principal Financial and Accounting Officer)	June 20, 2014
* Thomas F. Mann	Director	June 20, 2014
* Phillip R. McLoughlin	Director	June 20, 2014
* William R. Moyer	Director	June 20, 2014
* James Oates	Director	June 20, 2014

By:	/s/ William Renahan William Renahan As Agent or Attorney-in-fact June 20, 2014

The original power of attorney authorizing Kevin J. Carr, Mark S. Flynn, Jennifer S. Fromm and William Renahan to execute this Registration Statement, and any amendments thereto, for the directors of the Registrant on whose behalf this Registration Statement is filed has been executed and was filed as Exhibit (s) on May 23, 2014 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-195214 and 811-22958) and incorporated by reference herein.

Schedule of Exhibits to Form N-2

Exhibit No.	Exhibit
Exhibit (e)	Form of Dividend Reinvestment Plan
Exhibit (g)(1)	Form of Investment Advisory Agreement
Exhibit (g)(2)	Form of Subadvisory Agreement
Exhibit (h)(1)	Form of Underwriting Agreement
Exhibit (h)(2)	Form of Master Agreement Among Underwriters
Exhibit (h)(3)	Form of Master Selected Dealers Agreement
Exhibit (h)(4)	Form of Structuring and Syndication Fee Agreement with Morgan Stanley & Co. LLC
Exhibit (h)(5)	Form of Structuring Fee Agreement with Wells Fargo Securities, LLC
Exhibit (j)	Form of Custody Agreement
Exhibit (k)(1)	Form of Transfer Agency and Service Agreement
Exhibit (k)(2)	Form of Administration Agreement
Exhibit (k)(3)	Form of Sub-Administration Services Agreement
Exhibit (k)(4)	Form of Accounting Services Agreement
Exhibit (l)(1)	Opinion and Consent of Simpson Thacher & Bartlett LLP
Exhibit (l)(2)	Opinion and Consent of Foley Lardner LLP
Exhibit (p)	Form of Subscription Agreement
Exhibit (r)(1)	Code of Ethics of the Fund
Exhibit (r)(2)	Code of Ethics of Virtus Alternative Investment Advisers, Inc.
Exhibit (r)(3)	Code of Ethics of Duff & Phelps Investment Management Co.